CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Total 9F Inc. shareholders' equity CNY (¥)	Non-controlling interest CNY (¥)	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2016		¥ 251,178	¥ 66,410	¥ 640,168	¥ 28,903	¥ 986,659	¥ 11,976		¥ 998,635
Beginning balance (in shares) at Dec. 31, 2016 | shares	123,901,800
Exercise of share options		4,277				4,277			4,277
Exercise of share options (in shares) | shares	27,566,600
Change in redemption value of preferred shares (Note 14)				(47,759)		(47,759)			(47,759)
Share-based compensation		2,180,505				2,180,505			2,180,505
Net income (loss)				597,704		597,704	126,049		723,753
Provision of statutory reserve			98,849	(98,849)
Capital contribution from a non-controlling shareholder							1,749		1,749
Disposals of subsidiaries							(124,525)		(124,525)
Purchase of noncontrolling interests		(947)				(947)	947
Deemed dividend to preferred shareholders (Note 15)		103,550		(103,550)
Other comprehensive income					(31,994)	(31,994)			(31,994)
Ending balance at Dec. 31, 2017		2,538,563	165,259	987,714	(3,091)	3,688,445	16,196		3,704,641
Ending balance (in shares) at Dec. 31, 2017 | shares	151,468,400
Issuance of ordinary shares (in shares) | shares	11,204,400
Change in redemption value of preferred shares (Note 14)				(17,225)		(17,225)			(17,225)
Share-based compensation		508,162				508,162			508,162
Net income (loss)				1,981,804		1,981,804	(6,621)		1,975,183
Provision of statutory reserve			281,018	(281,018)
Capital contribution from a non-controlling shareholder							1,101		1,101
Disposals of subsidiaries							(226)		(226)
Other comprehensive income					83,284	83,284			83,284
Ending balance at Dec. 31, 2018		3,046,725	446,277	2,671,275	80,193	6,244,470	10,450		6,254,920
Ending balance (in shares) at Dec. 31, 2018 | shares	162,672,800
Issuance of ordinary shares		463,065				463,065			463,065
Issuance of ordinary shares (in shares) | shares	8,085,000
Conversion of convertible preferred shares to ordinary shares	¥ 2	1,393,131				1,393,133			1,393,133
Conversion of convertible preferred shares to ordinary shares (in shares) | shares	24,433,200
Change in redemption value of preferred shares (Note 14)				(10,711)		(10,711)		$ (1,538)	(10,711)
Share-based compensation		353,151				353,151			353,151
Net income (loss)				(2,159,576)		(2,159,576)	5,931	(309,352)	(2,153,645)
Provision of statutory reserve			12,752	(12,752)
Capital contribution from a non-controlling shareholder							8,913		8,913
Non-controlling interest arising from an acquisition							15,862		15,862
Purchase of noncontrolling interests		(14,776)				(14,776)	5,889		(8,887)
Other comprehensive income					12,027	12,027			12,027
Ending balance at Dec. 31, 2019	¥ 2	¥ 5,241,296	¥ 459,029	¥ 488,236	¥ 92,220	¥ 6,280,783	¥ 47,045	$ 908,934	¥ 6,327,828
Ending balance (in shares) at Dec. 31, 2019 | shares	195,191,000